INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating loss carryforwards
Net operating loss carryforwards	$ 137,570,765	$ 118,085,461
Withholding tax credit carryforwards	1,042,268	1,072,899
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	3,847,264	$ 3,894,561
2024
Operating loss carryforwards
Net operating loss carryforwards	2,100,039
2025
Operating loss carryforwards
Net operating loss carryforwards	1,084,992
Withholding tax credit carryforwards	904,613
2026
Operating loss carryforwards
Net operating loss carryforwards	6,659,954
Withholding tax credit carryforwards	137,655
2027
Operating loss carryforwards
Net operating loss carryforwards	7,356,743
2028 through 2033
Operating loss carryforwards
Net operating loss carryforwards	76,089,768
Indefinitely
Operating loss carryforwards
Net operating loss carryforwards	$ 44,279,269